Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Property and Equipment, Net [Abstract]
Purchase of property and equipment	$ 43,611		$ 38,867
Depreciation expense	13,088	11,559	8,306
Property and equipment of foreign exchange	36	217	69
Purchase of new property and equipment of foreign exchange	$ 75		$ 4